Note 16 - Income Tax (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Tax Credit Carryforward Duration Limit (Year)	20 years
Undistributed Earnings of Foreign Subsidiaries	$ 744,512	$ 628,142
Unrecognized Tax Benefits, Ending Balance	148	148
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	148	148
Tax Adjustments, Settlements, and Unusual Provisions	0	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued, Total	$ 38	$ 38
Minimum [Member] | Foreign Tax Authority [Member] | Canada Revenue Agency [Member]
Income Tax Return Examination Period (Year)	3 years
Minimum [Member] | Foreign Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Income Tax Return Examination Period (Year)	3 years
Maximum [Member] | Foreign Tax Authority [Member] | Canada Revenue Agency [Member]
Income Tax Return Examination Period (Year)	4 years
Maximum [Member] | Foreign Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Income Tax Return Examination Period (Year)	5 years
Canada and United States [Member] | Minimum [Member]
Tax Credit Carryforward Duration Limit (Year)	6 years
Canada and United States [Member] | Maximum [Member]
Tax Credit Carryforward Duration Limit (Year)	20 years